OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of operating segments [abstract]
Results by segment

	Civil Aviation		Defence
	Training Solutions		and Security		Healthcare			Total
	2019	2018	2019	2018	2019	2018	2019	2018
		Restated		Restated		Restated		Restated
External revenue	$1,875.8	$1,625.3	$1,306.7	$1,083.0	$121.6	$115.2	$3,304.1	$2,823.5
Depreciation and amortization
Property, plant and equipment	115.9	99.1	19.0	19.1	2.7	2.6	137.6	120.8
Intangible and other assets	41.3	37.5	27.5	30.8	10.8	10.5	79.6	78.8
Impairment of non-financial
assets – net (Note 21)	(4.9)	—	—	—	—	—	(4.9)	—
Write-downs of inventories – net	0.7	2.6	0.9	0.8	0.1	—	1.7	3.4
Write-downs (reversals of write-downs)
of accounts receivable – net	4.4	9.2	0.2	—	—	(0.1)	4.6	9.1
After tax share in profit of
equity accounted investees	23.0	32.2	10.4	11.0	—	—	33.4	43.2
Segment operating income	344.3	330.1	131.5	123.9	4.8	8.8	480.6	462.8

Capital expenditures which consist of additions to non-current assets (other than financial instruments and deferred tax assets), by segment are as follows:

	2019	2018
Civil Aviation Training Solutions	$260.1	$162.0
Defence and Security	65.7	49.2
Healthcare	12.6	10.0
Total capital expenditures	$338.4	$221.2

Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2019	2018
		Restated
Assets employed
Civil Aviation Training Solutions	$4,373.0	$3,072.8
Defence and Security	1,627.2	1,414.0
Healthcare	271.6	253.5
Assets not included in assets employed	893.7	1,039.9
Total assets	$7,165.5	$5,780.2
Liabilities employed
Civil Aviation Training Solutions	$1,098.3	$1,031.0
Defence and Security	595.2	469.8
Healthcare	48.8	42.0
Liabilities not included in liabilities employed	3,013.2	1,939.9
Total liabilities	$4,755.5	$3,482.7

Products and services information
The Company's revenue from external customers for its products and services are as follows:

	2019	2018
		Restated
Revenue
Simulation products	$1,473.8	$1,278.2
Training and services	1,830.3	1,545.3
	$3,304.1	$2,823.5

Geographic information
The Company markets its products and services globally. Revenues are attributed to countries based on the location of customers. Non-current assets other than financial instruments and deferred tax assets are attributed to countries based on the location of the assets.

	2019	2018
		Restated
Revenues from external customers
Canada	$253.3	$265.5
United States	1,283.3	1,068.2
United Kingdom	210.4	231.4
Germany	118.9	95.7
Netherlands	79.7	95.7
Spain	114.5	76.0
Other European countries	367.7	250.9
United Arab Emirates	109.0	110.0
China	226.5	207.6
Other Asian countries	361.1	268.2
Australia	50.1	55.8
Other countries	129.6	98.5
	$3,304.1	$2,823.5

	2019	2018
		Restated
Non-current assets other than financial instruments and deferred tax assets
Canada	$1,557.0	$903.2
United States	1,580.7	945.7
Brazil	116.4	118.1
United Kingdom	285.2	250.3
Luxembourg	187.0	194.1
Netherlands	196.9	223.6
Other European countries	336.5	324.8
Malaysia	177.6	197.1
Other Asian countries	177.8	149.2
Other countries	176.4	82.1
	$4,791.5	$3,388.2